Marketable Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost	$ 37,278	$ 21,823
Gross Unrealized Gains	428	183
Gross Unrealized Losses	(1,361)	(1,603)
Fair Value	36,345	20,403
Mutual funds
Marketable Securities [Line Items]
Amortized Cost	1,279	1,279
Gross Unrealized Gains	158	65
Gross Unrealized Losses	0	0
Fair Value	1,437	1,344
Government debentures
Marketable Securities [Line Items]
Amortized Cost	6,069	1,158
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(579)	(440)
Fair Value	5,490	718
Corporate debentures
Marketable Securities [Line Items]
Amortized Cost	29,930	19,386
Gross Unrealized Gains	270	118
Gross Unrealized Losses	(782)	(1,163)
Fair Value	$ 29,418	$ 18,341